T. ROWE PRICE Retirement I 2005 Fund-I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 57.6%
T. Rowe Price Funds:
New Income Fund  56,154 14,813 6,776 6,592,087 64,207
Limited Duration Inflation
Focused Bond Fund  48,922 15,215 6,591 11,413,579 60,150
International Bond Fund (USD
Hedged)  18,574 5,534 2,480 2,150,932 21,896
Emerging Markets Bond Fund  14,310 3,226 2,514 1,456,942 16,245
Dynamic Global Bond Fund  12,321 3,545 1,604 1,467,630 14,735
High Yield Fund  12,447 3,997 2,833 2,194,018 14,546
Floating Rate Fund  4,682 2,655 559 733,969 7,017
U.S. Treasury Long-Term Index
Fund  3,095 3,646 609 421,853 4,801
Total Bond Mutual Funds (Cost $197,599) 203,597
EQUITY MUTUAL FUNDS 39.5%
T. Rowe Price Funds:
Equity Index 500 Fund  56,832 9,734 28,608 428,054 43,161
Value Fund  1,087 11,028 856 318,127 13,896
Growth Stock Fund (2) 1,317 10,562 851 129,371 12,863
International Value Equity Fund  9,517 1,898 2,757 771,808 11,407
Overseas Stock Fund  8,743 1,872 1,903 897,631 11,158
International Stock Fund  8,515 1,887 2,137 493,206 10,648
Emerging Markets Stock Fund  5,202 893 1,625 113,040 6,401
Mid-Cap Value Fund  4,208 1,099 631 191,249 6,141
Mid-Cap Growth Fund  4,908 1,028 1,078 51,903 5,994
Small-Cap Value Fund  2,546 593 353 70,113 4,062
New Horizons Fund (2) 3,645 802 1,060 45,658 3,788
Small-Cap Stock Fund  2,708 728 778 55,467 3,775
Real Assets Fund  2,627 689 590 262,729 3,405
Emerging Markets Discovery
Stock Fund  51 1,285 25 99,262 1,547
U.S. Large-Cap Core Fund  29 951 18 37,645 1,164
Total Equity Mutual Funds (Cost $105,635) 139,410

T. ROWE PRICE Retirement I 2005 Fund-I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 9,030 20,542 19,402 10,170,134 10,170
Total Short-Term Investments (Cost $10,170) 10,170
Total Investments in Securities 100.0%
(Cost $313,404) $ 353,177
Other Assets Less Liabilities (0.0)% (120)
Net Assets 100.0% $ 353,057
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2005 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 48 $ 473 $ 262
Emerging Markets Bond Fund (96) 1,223 643
Emerging Markets Discovery Stock Fund 11 236 8
Emerging Markets Stock Fund 204 1,931 69
Equity Index 500 Fund 4,996 5,203 658
Floating Rate Fund 5 239 181
Growth Stock Fund 517 1,835 —
High Yield Fund 37 935 625
International Bond Fund (USD Hedged) 139 268 294
International Stock Fund 290 2,383 113
International Value Equity Fund (87) 2,749 262
Limited Duration Inflation Focused Bond Fund 653 2,604 168
Mid-Cap Growth Fund 397 1,136 11
Mid-Cap Value Fund 169 1,465 88
New Horizons Fund 766 401 —
New Income Fund 739 16 1,202
Overseas Stock Fund 9 2,446 206
Real Assets Fund 39 679 71
Small-Cap Stock Fund 154 1,117 20
Small-Cap Value Fund 79 1,276 31
U.S. Large-Cap Core Fund 9 202 11
U.S. Treasury Long-Term Index Fund 729 (1,331) 53
Value Fund 257 2,637 178
U.S. Treasury Money Fund, 0.09% — — 14
Totals $ 10,064# $ 30,123 $ 5,168+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $3,953 of the net realized gain (loss).
+ Investment income comprised $5,168 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2005 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2005 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2005 Fund-I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R409-054Q3 02/21